VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY (Drydocking Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vessels [Abstract]
Beginning Balance	$ 62,413	$ 57,248	$ 74,418
Additions	68,027	37,817	22,024
Sub-total	130,440	95,065	96,442
Drydock amortization	(35,199)	(30,288)	(32,648)
Amounts recognized upon sale/redelivery of vessels and non-cash adjustments		(2,364)	(6,546)
Ending Balance	$ 95,241	$ 62,413	$ 57,248